PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PIMCO Equity Series
Entity Central Index Key	0001479360
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Oct. 31, 2025